Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues and other income
Lease revenue	$ 4,537,093	$ 4,713,802	$ 4,867,623
Net gain on sale of assets	201,323	229,093	138,522
Other income	61,564	94,598	145,986
Total Revenues and other income	4,799,980	5,037,493	5,152,131
Expenses
Depreciation and amortization	1,679,074	1,727,296	1,791,336
Asset impairment	44,186	61,286	81,607
Interest expense	1,174,074	1,112,391	1,091,861
Leasing expenses	446,487	537,752	582,530
Restructuring related expenses	0	14,605	53,389
Selling, general and administrative expenses	305,226	348,291	351,012
Total Expenses	3,649,047	3,801,621	3,951,735
Income before income taxes and income of investments accounted for under the equity method	1,150,933	1,235,872	1,200,396
Provision for income taxes	(144,079)	(164,718)	(173,496)
Equity in net earnings of investments accounted for under the equity method	10,643	9,199	12,616
Net income	1,017,497	1,080,353	1,039,516
Net (income) loss attributable to non-controlling interest	(1,865)	(4,202)	7,114
Net income attributable to AerCap Holdings N.V.	$ 1,015,632	$ 1,076,151	$ 1,046,630
Basic earnings per share (in USD per share)	$ 7.00	$ 6.68	$ 5.64
Diluted earnings per share (in USD per share)	$ 6.83	$ 6.43	$ 5.52
Weighted average shares outstanding—basic (in shares)	145,162,220	161,059,552	185,514,370
Weighted average shares outstanding—diluted (in shares)	148,706,266	167,287,508	189,682,036